Annual Total Returns - FidelityLargeCapValueIndexFund-PRO - FidelityLargeCapValueIndexFund-PRO - Fidelity Large Cap Value Index Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2016
Fidelity Large Cap Value Index Fund
Bar Chart Table:
Annual Return 2017	13.79%
Annual Return 2018	(8.26%)
Annual Return 2019	26.51%
Annual Return 2020	2.86%
Annual Return 2021	25.11%
Annual Return 2022	(7.57%)
Annual Return 2023	11.50%